FEDERAL INCOME TAX (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforwards	$ 1,589,000	$ 232,000
Temporary differences	217,000	0
Permanent differences	0	7,000
Valuation allowance	(1,806,000)	(239,000)
Net deferred tax assets	$ 0	$ 0